Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Short-Term Borrowings	Information concerning short-term borrowings is as follows:

December 31	2012	2011
Short-term borrowings	$43.3	$42.4
Weighted-average interest rates	9.1%	11.9%

Long-Term Debt
A summary of long-term debt is as follows:

December 31	2012	2011
Euro-denominated notes:
€350 due June 2018	$461.7	$—
€200 due June 2013	263.8	258.9
€300 due June 2012	—	388.7
Other	1.3	10.2
	726.8	657.8
Less — current maturities	264.7	391.8
Long-term debt	$462.1	$266.0